[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 9, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Montana Tax-Free Fund, Inc. (the "Fund")

Ladies and Gentlemen:

Montana Tax-Free Fund, Inc. (the "Registrant") is transmitting Post-Effective Amendment No. 22 (the "Amendment") to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") (under which it is Amendment No. 23). On March 6, 2009, Integrity Mutual Funds, Inc. (the "Company"), the parent company of (a) Integrity Money Management, Inc. ("IMM"), which is the Fund's investment adviser, (b) Integrity Funds Distributor, Inc. ("IFD"), which is the Fund's distributor, and (c) Integrity Fund Services, Inc. ("IFS"), which is the Fund's transfer agent, accounting service provider and administrator, entered into an agreement with Corridor Investors, LLC ("Corridor"), a recently formed North Dakota limited liability company, and Viking Fund Management, LLC ("Viking") to effect certain transactions (collectively, the "Transaction") including, subject to the satisfaction of certain terms and conditions, the sale of the Company's investment advisory and other mutual fund services businesses. Viking currently acts as investment adviser to four mutual funds, each of which is a series of Viking Mutual Funds, including the Viking Tax-Free Fund for Montana (the "Viking Fund"). As a condition to closing the Transaction, which is currently expected to occur on or about June 30, 2009, shareholder approval of an agreement and plan of reorganization pursuant to which the Fund will transfer its assets to the Viking Fund in exchange solely for shares of the Viking Fund (which will be distributed proportionately to shareholders of the Fund) and the Viking Fund's assumption of the Fund's liabilities, and the Fund will terminate (the "Proposed Reorganization"), must be obtained. Information about the Transaction, the Proposed Reorganization and required shareholder approvals is included in the Prospectus principally under the heading "Fund Management&MDASH;Important Information Regarding Certain Anticipated Transactions and Reorganizations of the Funds" and in the Statement of Additional Information ("SAI) principally under the heading "Important Information Concerning Certain Anticipated Transactions and Reorganizations of the Funds," and is cross-referenced in applicable places in each document.

In light of the above, this Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act. Please note that the Fund and IFD anticipate requesting acceleration pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the 1933 Act so that the Amendment may become effective on May 1, 2009.

If we may cooperate with you in any way in the processing of this registration statement, please telephone Felice Foundos at (312) 845-3864 or the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures

cc: Laura Anderson
Brent Wheeler
Mark J. Kneedy